Franchise Fees And Royalty Income	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Franchise Fees And Royalty Income Disclosure [Abstract]
Franchise Fees And Royalty Income

(4) Franchise Fees and Royalty Income

Franchise fees and royalty income consisted of the following (in thousands):

	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

Royalty income	$93,811	86,573	264,479	247,869
Initial franchise fees, including renewal income	10,751	5,552	24,181	15,151

Total franchise fees and royalty income	$104,562	92,125	288,660	263,020

The changes in franchised and company-owned points of distribution were as follows:

	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

Systemwide Points of Distribution
Franchised points of distribution—beginning of period	16,406	15,797	16,162	15,375
Franchises opened	299	382	893	1,184
Franchises closed	(201)	(167)	(562)	(527)
Net transfers (to) from company-owned points of distribution	(1)	—	10	(20)

Franchised points of distribution in operation—end of period	16,503	16,012	16,503	16,012
Company-owned points of distribution—end of period	22	35	22	35

Total systemwide points of distribution—end of period	16,525	16,047	16,525	16,047

(4) Franchise fees and royalty income

Franchise fees and royalty income consisted of the following (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Royalty income	$332,770	317,692	308,742
Initial franchise fees, including renewal income	27,157	26,328	40,305

Total franchise fees and royalty income	$359,927	344,020	349,047

The changes in franchised and company-owned points of distribution were as follows:

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Systemwide Points of Distribution
Franchised points of distribution in operation - beginning of year	15,377	14,846	13,860
Franchises opened	1,618	1,601	2,026
Franchises closed	(815)	(1,055)	(1,040)
Net transfers to company-owned points of distribution	(14)	(15)	—

Franchised points of distribution in operation - end of year	16,166	15,377	14,846
Company-owned points of distribution	27	16	2

Total systemwide points of distribution - end of year	16,193	15,393	14,848